Obligations Under Finance Leases (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Future Minimum Lease Payments (Including Interest), and Present Value of Minimum Lease Payments Under Finance Leases

The future minimum lease payments (including interest), and the present values of the minimum lease payments under finance leases were as follows:

		Present values		Present values
	Minimum lease	of minimum	Minimum lease	of minimum
	payments	lease payments	payments	lease payments
	2017	2017	2016	2016
	RMB million	RMB million	RMB million	RMB million
Within one year	11,651		8,123
In the second year	10,408		7,526
In the third to fifth years, inclusive	27,895		21,905
After the fifth year	30,196		33,277

Total	80,105	66,868	70,831	61,041

Less: amounts repayable within one year	(11,651)	(9,241)	(8,123)	(6,447)

Long-term portion	68,454	57,627	62,708	54,594